Leasehold Improvements and Equipment	6 Months Ended
Jun. 30, 2023
Leasehold Improvements and Equipment [Abstract]
Leasehold improvements and Equipment

Note 4. Leasehold improvements and Equipment

At June 30, 2023 and December 31, 2022, leasehold improvements and equipment consisted of the following:

	June 30,	December 31,
	2023	2022
Motor Vehicles	$453,088	$458,318
Office equipment	21,778	10,892
Furniture and fittings	5,377	5,439
Computer	41,743	42,225
Warehouse equipment	100,160	97,314
Leasehold improvements	575,557	78,675
	1,197,703	692,863
Accumulated depreciation	(328,970)	(269,230)
Leasehold improvements and equipment, net of accumulated depreciation	$868,733	$423,633

Depreciation expense of leasehold improvements and equipment for the six months ended June 30, 2023 and 2022 were $83,662 and $56,066, respectively.

During the six months ended June 30, 2023 and 2022, the Company purchased assets of $564,333 and $32,220, respectively.

The motor vehicles with a net carrying amount of $300,907 and $325,331 are held under finance lease arrangements as of June 30, 2023 and December 31, 2022, respectively.